Income taxes (Details) - Schedule of movement of deferred income tax - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	$ (65,638)
Profit or loss	(2,173,279)	635,813
Other Comprehensive Income	(346,308)	(701,451)
Equity	70,482
December 31, 2021	(2,514,743)	(65,638)
Property, plant and equipment [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	(755,431)
Profit or loss	(1,026,336)	(755,431)
Other Comprehensive Income
Equity
December 31, 2021	(1,781,767)	(755,431)
Right of use assets [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	(630,826)
Profit or loss	87,584	(630,826)
Other Comprehensive Income
Equity
December 31, 2021	(543,242)	(630,826)
Digital currencies [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	(701,451)
Profit or loss
Other Comprehensive Income	(346,308)	(701,451)
Equity
December 31, 2021	(1,047,759)	(701,451)
Lease liabilities [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	665,439
Profit or loss	(665,439)	665,439
Other Comprehensive Income
Equity
December 31, 2021		665,439
Stock based compensation [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021
Profit or loss	638,992
Other Comprehensive Income
Equity	70,482
December 31, 2021	709,474
Non-capital losses [Member]
Income taxes (Details) - Schedule of movement of deferred income tax [Line Items]
January 1, 2021	1,356,631
Profit or loss	(1,208,080)	1,356,631
Other Comprehensive Income
Equity
December 31, 2021	$ 148,551	$ 1,356,631